Securities	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	July 31, 2020				October 31, 2019
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$1,501	$5	$–	$1,506	$655	$3	$(1)	$657
Provincial and municipal	4,971	178	–	5,149	2,878	43	(23)	2,898
U.S. state, municipal and agencies (3)	43,918	376	(433)	43,861	20,787	215	(126)	20,876
Other OECD government	9,323	10	(5)	9,328	4,254	2	(5)	4,251
Mortgage-backed securities (3)	2,567	9	(76)	2,500	2,709	1	(8)	2,702
Asset-backed securities
CDO	7,607	8	(160)	7,455	7,334	1	(35)	7,300
Non-CDO securities	888	–	(19)	869	847	4	(2)	849
Corporate debt and other debt	24,361	81	(10)	24,432	17,655	45	(10)	17,690
Equities	252	256	(4)	504	248	218	(3)	463
	$95,388	$923	$(707)	$95,604	$57,367	$532	$(213)	$57,686

(1)	Excludes $49,376 million of held-to-collect securities as at July 31, 2020 that are carried at amortized cost, net of allowance for credit losses (October 31, 2019 – $44,784 million).
(2)	Gross unrealized gains and losses includes $17 million of allowance for credit losses on debt securities at FVOCI as at July 31, 2020 (October 31, 2019 – $(3) million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,224 million, $nil, $71 million and $2,153 million, respectively as at July 31, 2020 (October 31, 2019 – $2,051 million, $1 million, $6 million and $2,046 million, respectively).
Allowance for credit losses on investment
securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	July 31, 2020				July 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$23	$–	$–	$23	$5	$–	$(4)	$1
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	1	–	–	1
Sales and maturities	(7)	–	–	(7)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(1)	1	(2)	(2)	–	–	(2)	(2)
Exchange rate and other	(1)	–	–	(1)	–	–	–	–
Balance at end of period	$18	$1	$(2)	$17	$5	$–	$(6)	$(1)

	For the nine months ended
	July 31, 2020				July 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(7)	$(3)	$4	$7	$–	$11
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	15	–	–	15	4	–	–	4
Sales and maturities	(9)	–	–	(9)	(2)	(7)	–	(9)
Changes in risk, parameters and exposures	8	1	6	15	(1)	–	(6)	(7)
Exchange rate and other	–	–	(1)	(1)	–	–	–	–
Balance at end of period	$18	$1	$(2)	$17	$5	$–	$(6)	$(1)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	July 31, 2020				July 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$9	$20	$–	$29	$7	$23	$–	$30
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	2	–	–	2
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	1	–	–	1	–	(3)	–	(3)
Exchange rate and other	–	(1)	–	(1)	(1)	1	–	–
Balance at end of period	$10	$19	$–	$29	$7	$21	$–	$28

	For the nine months ended
	July 31, 2020				July 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$19	$–	$24	$6	$32	$–	$38
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	6	–	–	6	6	–	–	6
Sales and maturities	(2)	–	–	(2)	(1)	–	–	(1)
Changes in risk, parameters and exposures	1	1	–	2	(3)	(13)	–	(16)
Exchange rate and other	–	(1)	–	(1)	(1)	2	–	1
Balance at end of period	$10	$19	$–	$29	$7	$21	$–	$28

Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date as outlined in the internal ratings maps in the Credit risk section of our 2019 Annual Report.

	As at
	July 31, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$94,419	$89	$–	$94,508	$56,671	$1	$–	$56,672
Non-investment grade	433	1	–	434	400	1	–	401
Impaired	–	–	159	159	–	–	150	150
	$94,852	$90	$159	$95,101	$57,071	$2	$150	$57,223
Items not subject to impairment (2)				503				463
				95,604				57,686
Securities at amortized cost
Investment grade	$48,435	$–	$–	$48,435	$43,681	$46	$–	$43,727
Non-investment grade	605	365	–	970	695	386	–	1,081
	$49,040	$365	$–	$49,405	$44,376	$432	$–	$44,808
Allowance for credit losses	10	19	–	29	5	19	–	24
Amortized cost	$49,030	$346	$–	$49,376	$44,371	$413	$–	$44,784

(1)	Includes $159 million of purchased credit impaired securities (October 31, 2019 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.